Document and Entity Information	Oct. 30, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 30, 2020
Entity File Number	001-37509
Entity Registrant Name	DASEKE, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3913221
Entity Address, Address Line One	15455 Dallas Parkway, Suite 550
Entity Address, City or Town	Addison
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75001
City Area Code	972
Local Phone Number	248-0412
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	DSKE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001642453
Amendment Flag	false